Income Taxes (Details) - Schedule of (benefit) provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal
State and local	78	79
Foreign	947	257
Total current	1,025	336
Deferred:
Federal	(29,502)
State and local	(13,591)	(11)
Foreign	(390)	(171)
Tax benefit recorded to additional paid-in capital	2,180
Total deferred	(41,303)	(182)
Total income tax (benefit) expense	$ (40,278)	$ 154